RELATED PARTY TRANSACTIONS - Ship Finance International Limited (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Sep. 30, 2015 vessel	Jun. 30, 2018 USD ($) vessel $ / d	Jun. 30, 2017 USD ($) vessel $ / d
Related Party Transaction [Line Items]
Charter hire expenses		$ 46,698	$ 29,454
Ship Finance International Ltd
Related Party Transaction [Line Items]
Number of vessels sold and leased back | vessel	8	8
Charter hire expense		$ 16,425	15,826
Charter hire expenses		$ 14,589	$ 13,990
Ship Finance International Ltd | Dry Bulk Carriers
Related Party Transaction [Line Items]
Number of vessels under commercial managment | vessel		14,000	14,000
Ship Finance International Ltd | Container Carriers
Related Party Transaction [Line Items]
Number of vessels under commercial managment | vessel		7,000	9,000
Commercial management fee revenue (in dollars per day) | $ / d		75	75
Ship Finance International Ltd | Prepaid Charter Hire Expenses
Related Party Transaction [Line Items]
Prepaid charter hire expense		$ 1,836	$ 1,836
Minimum | Ship Finance International Ltd | Dry Bulk Carriers
Related Party Transaction [Line Items]
Commercial management fee revenue (in dollars per day) | $ / d		75,000	75,000
Maximum | Ship Finance International Ltd | Dry Bulk Carriers
Related Party Transaction [Line Items]
Commercial management fee revenue (in dollars per day) | $ / d		125,000	125,000